ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Related party		Total current and non current liabilities
Current liabilities		$ 812	$ 56
Non current liabilities		$ 396,423
Bethia S.A. and Subsidiaries [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		78.591.370-1
Related party		Bethia S.A. and Subsidiaries
Relationship		Related director
Country of origin		Chile
Currency		CLP
Current liabilities			53
Non current liabilities
Delta Airlines, Inc. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		Delta Airlines, Inc.
Relationship		Shareholder
Country of origin		U.S.A.
Currency		US$
Current liabilities		$ 805
Non current liabilities
Patagonia Seafarms INC [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		Patagonia Seafarms INC
Relationship		Related director
Country of origin		U.S.A.
Currency		US$
Current liabilities		$ 7	3
Inversiones Costa Verde Ltda. y CPA. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		96.810.370-9
Related party		Inversiones Costa Verde Ltda. y CPA. (*)
Relationship		Related director
Country of origin		Chile
Currency		CLP
Current liabilities
Non current liabilities	[1]	$ 105,713
QA Investments Ltd [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		QA Investments Ltd (*)
Relationship		Common shareholder
Country of origin		Jersey Channel Islands
Currency		US$
Current liabilities
Non current liabilities		$ 132,141 [1]
QA Investments 2 Ltd [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		QA Investments 2 Ltd (*)
Relationship		Common shareholder
Country of origin		Jersey Channel Islands
Currency		US$
Current liabilities
Non current liabilities	[1]	$ 132,141
Lozuy S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current and non current accounts payable [Line Items]
Tax No.		Foreign
Related party		Lozuy S.A. (*)
Relationship		Common shareholder
Country of origin		Uruguay
Currency		US$
Current liabilities
Non current liabilities	[1]	$ 26,428

[1]	The balance correspond to DIP loan which is explained on Note 3.1 c).